Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2024	2023
Raw materials and semi-finished goods	708	1 156
Finished goods	930	980
Contract work in progress	525	583
Total	2 163	2 719